Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Common Stock
9. Share-Based Compensation
2024 Equity Incentive Plan
The Crescent Biopharma, Inc. 2024 Equity Incentive Plan (“2024 Plan”) was adopted by the board of directors of Pre-Merger Crescent on September 19, 2024. The 2024 Plan provided for Pre-Merger Crescent to grant stock options, restricted stock awards, restricted stock units, and other stock-based awards to employees, officers, directors, consultants, and advisors. Equity Incentive Stock options granted under the 2024 Plan generally vest over four years, subject to the participant’s continued service, and expire after ten years, although stock options have been granted with vesting terms less than four years. As of September 30, 2025, there are no shares of common stock available for issuance under the 2024 Plan.
2025 Stock Incentive Plan
The Crescent Biopharma, Inc. 2025 Stock Incentive Plan (as amended from time to time, the “2025 Stock Plan”) was approved by the board of directors of GlycoMimetics on May 11, 2025, and by GlycoMimetics stockholders on June 5, 2025, and effective as of the Redomestication, the Board of Directors approved an amendment and restatement of the 2025 Stock Plan to reflect the conversion of Company common stock into Company ordinary shares in connection with the Redomestication. The 2025 Stock Plan allows for the grant of stock options, stock appreciation rights, RSAs, RSUs, other shareholder-based awards and incentive bonuses. The 2025 Stock Plan is administered by the Compensation Committee of the Board (the “Compensation Committee”) or another committee designated by the Board to administer the Plan. The initial share pool under the 2025 Stock Plan was 2,345,962 ordinary shares, and as of September 30, 2025, there are 1,955,408 shares available in the pool. The shares that may be issued under the 2025 Stock Plan will be automatically increased on January 1 of each year beginning in 2026 and ending with a final increase on January 1, 2035 in an amount equal to 5% of the diluted shares (including ordinary shares, preferred shares and unexercised pre-funded warrants) on the preceding December 31, unless a lower, or no, increase is determined by the Compensation Committee. Current or prospective employees, officers, non-employee directors, and other independent service providers of the Company and its subsidiaries are eligible to participate in the 2025 Stock Plan.
2025 Employee Stock Purchase Plan
The Crescent Biopharma, Inc. 2025 Employee Stock Purchase Plan (as amended from time to time, the “ESPP”) was approved by the board of directors of GlycoMimetics on May 11, 2025, and by GlycoMimetics stockholders on June 5, 2025, and effective as of the Redomestication, Board of Directors approved an amendment and restatement of the ESPP to reflect the conversion of Company common stock into Company ordinary shares in connection with the Redomestication. The ESPP has 195,497 shares reserved for issuance. The shares that may be issued under the ESPP will be automatically increased on January 1 of each year beginning in 2026 and ending with a final increase on January 1, 2035 in an amount equal to 1% of the diluted shares (including ordinary shares, preferred shares and unexercised pre-funded warrants) on the preceding December 31, unless a lower, or no, increase is determined by the Compensation Committee. As of September 30, 2025, the ESPP was not yet effective and no shares have been issued out of the ESPP.
Stock Option Valuation
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards during the nine months ended September 30, 2025:

Nine Months Ended
September 30, 2025
Expected term (in years)	6.1
Expected volatility	97.6%
Risk-free interest rate	4.1%
Dividend yield	0.0%
Stock Options
The following table summarizes the stock option activity during the nine months ended September 30, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)
Outstanding balance as of December 31, 2024	1,082,893	$6.16	9.9	$—
Granted	3,720,112	$8.61
Exercised	(811)	$6.16		5
Forfeited or expired	(707,957)	$6.16
Outstanding balance as of September 30, 2025	4,094,237	$8.39	9.5	$14,815
Exercisable as of September 30, 2025	268,315	$6.20	9.2	$1,528
The weighted average grant-date fair value of stock options granted during the nine months ended September 30, 2025 was $6.87. The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s ordinary shares for those stock options that had an exercise price lower than the fair value of the Company’s ordinary shares. No stock option awards were issued during the period from September 19, 2024 (inception) through September 30, 2024.
Restricted Stock Units
The Company’s RSUs have service-based vesting conditions and vest over a four-year period with one quarter of the RSUs vesting on the anniversary of the grant date and the remainder vesting quarterly thereafter, during which time all unvested shares are subject to forfeiture by the Company in the event the holder’s service with the Company voluntarily or involuntarily terminates.
The following table summarizes the RSU activity during the nine months ended September 30, 2025:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	—	$—
Granted	438,386	6.16
Vested	—	—
Forfeited	—	—
Unvested balance as of September 30, 2025	438,386	$6.16
Restricted Stock Awards
The Company’s RSAs have service-based vesting conditions only and vest over a four-year period or vest upon grant, during which time all unvested shares are subject to forfeiture by the Company in the event the holder’s service with the Company voluntarily or involuntarily terminates.
The following table summarizes the RSA activity during the nine months ended September 30, 2025:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2024	246,753	$1.38
Granted	20,164	9.55
Vested	(24,781)	3.05
Forfeited	(148,053)	1.38
Unvested balance as of September 30, 2025	94,083	$2.70
The weighted average grant date fair value of RSAs granted was $9.55 and $1.38 during the nine months ended September 30, 2025 and during the period from September 19, 2024 (inception) through September 30, 2024, respectively. The total fair value of shares vested for the nine months ended September 30, 2025 was $0.1 million.

Parascent Warrant Obligation
Under the terms of the Paragon Option Agreements, Parascent will be entitled to grants of warrants to purchase in the aggregate a number of shares equal to 1.00% of the then outstanding shares of the Company’s ordinary shares, on a fully diluted basis, on December 31, 2025 and December 31, 2026, at the fair market value determined by the Board of Directors (the “Parascent Warrant Obligation”). Parascent is an entity formed by Paragon as a vehicle to hold equity in the Company in order to share profits with certain employees of Paragon. The grant dates for the issuance of warrants are expected to be December 31, 2025 and December 31, 2026 as all terms of the award, including number of shares and exercise price, will be known by all parties. Parascent’s warrant has a service inception period for the grant preceding the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. As of September 30, 2025, the estimated fair value of warrants to be granted on December 31, 2025 was $2.6 million. For the nine-month period ended September 30, 2025, $2.0 million was recognized as share-based compensation expense related to the Parascent Warrant Obligation. An immaterial amount of share-based compensation expense related to the Parascent Warrant Obligation was recognized during the period from September 19, 2024 (inception) through September 30, 2024. The warrants expected to be granted to Parascent are liability-classified and after the initial recognition, the liability is adjusted to fair value using an option-pricing model at the end of each reporting period, with changes in fair value recorded in the condensed consolidated statement of operations and comprehensive loss.
The following table summarizes the assumptions used in calculating the fair value of the warrants:

As of
September 30, 2025
Expected term (in years)	10.0
Expected volatility	99.8%
Risk-free interest rate	4.2%
Dividend yield	0.0%
Share-Based Compensation Expense
On April 14, 2025, as a result of Dr. Violin no longer serving as Chief Executive Officer and President, the Company repurchased 127,889 shares of unvested restricted stock at the price Dr. Violin originally purchased such shares, and Dr. Violin agreed to the cancellation of 537,127 unvested stock options. The Company recorded $0.2 million and $2.6 million within compensation expense as a result of the repurchase of RSA’s and stock option cancellation, respectively, during the nine months ended September 30, 2025.
The following table summarizes the classification of the Company’s share-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
General and administrative	$1,172	$5,250	$—
Research and development	813	3,305	69
Total share-based compensation expense	$1,985	$8,555	$69
As of September 30, 2025, total unrecognized compensation cost related to the unvested stock options was $23.1 million, which is expected to be recognized over a weighted average period of approximately 3.3 years. As of September 30, 2025, total unrecognized compensation cost related to the unvested RSAs was $0.2 million, which is expected to be recognized over a weighted average period of 3.0 years. As of September 30, 2025, total unrecognized compensation cost related to the unvested RSUs was $2.3 million, which is expected to be recognized over a weighted average period of 3.5 years. As of September 30, 2025, the unrecognized compensation cost related to the Parascent Warrant Obligation was $0.5 million, which is expected to be recognized over a weighted average period of 0.3 years.
The following table summarizes the award types of the Company’s share-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2025	Nine Months Ended September 30, 2025	Period from September 19, 2024 (Inception) Through September 30, 2024
Stock options	$1,789	$5,924	$—
RSAs	35	238	69
RSUs	170	366	—
Parascent warrant obligation	(9)	2,027	—
Total share-based compensation expense	$1,985	$8,555	$69
Common Stock
As of December 31, 2024, the Company has the authority to issue a total of 40,000,000 shares of common stock at a par value of $0.001 per share (see Note 1 for discussion of adjustment to par value). As of December 31, 2024, 722,500 shares of common stock were issued and outstanding and 296,104 shares of common stock in connection with RSAs were issued and outstanding. Each share of common stock entitles the holder to one vote, together with the holders of Convertible Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to receive dividends, if any, as declared by the Company’s board of directors (the “Board of Directors”), subject to the preferential dividend rights of the holders of Convertible Preferred Stock.
As of December 31, 2024, there are 3,972,893 shares of common stock reserved for issuance for the potential conversion of shares of Convertible Preferred Stock into common stock and the exercise of outstanding stock options for common stock.
 Stock-Based Compensation
2024 Equity Incentive Plan
On September 19, 2024, the Board of Directors approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which the Company may grant stock options, restricted stock awards, restricted stock units, or other stock-based awards to employees, officers, directors, consultants, and advisors. The 2024 Plan is administered by the Board of Directors, or, at the discretion of the Board of Directors, by a committee of the Board of Directors. The exercise prices, vesting and other restrictions are determined at the discretion of the Board of Directors, or its committee, if so delegated. Stock options granted under the 2024 Plan generally vest over four years, subject to the participant’s continued service, and expire after ten years. Upon adoption, the 2024 Plan authorized 296,104 shares of common stock reserved for issuance under the plan. On December 11, 2024, the 2024 Plan was amended to increase the number of shares of common stock reserved for issuance by 957,023 shares. On December 27, 2024, the 2024 Plan was amended to increase the number of shares of common stock reserved for issuance by 105,706 shares. As of December 31, 2024, the total number of shares of common stock reserved for issuance under the 2024 Plan was 1,358,833, with 39,480 shares of common stock available for future grants. On December 11, 2024, the Board of Directors approved an award of stock options to an affiliate of a consultant outside of the 2024 Plan.
Stock Option Valuation
The fair value of each stock option grant is estimated on the grant date using the Black-Scholes option- pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For stock options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” stock options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the period September 19, 2024 (inception) to December 31, 2024:

Period from September 19, 2024 (Inception) to December 31, 2024
Expected term (in years)	5.8
Expected volatility	96.7%
Risk-free interest rate	4.2%
Dividend yield	0.0%
Stock Options
The following table summarizes the stock option activity for the period from September 19, 2024 (inception) to December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding balance as of September 19, 2024 (inception)	—	$—	—	$—
Granted	1,082,893	6.16
Exercised	—	—
Forfeited	—
Outstanding balance as of December 31, 2024	1,082,893	$6.16	9.9	$—
Vested and expected to vest, December 31, 2024	1,082,893	$6.16	9.9	$—
Exercisable as of December 31, 2024	190,978	$6.16	9.9	$—
The weighted average grant-date fair value of stock options granted for the period September 19, 2024 (inception) to December 31, 2024 was $4.86. For the period from September 19, 2024 (inception) to December 31, 2024, there was no intrinsic value related to outstanding options. The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had an exercise price lower than the fair value of the Company’s common stock.
Restricted Stock Awards
In September 2024 and October 2024, the Company issued a total of 296,104 RSAs to certain directors and consultants at a price of $1.38 per share, the fair value of the common stock. Of the 296,104 RSAs issued, 19,740 RSAs were issued to a consultant in exchange for regulatory and strategic services provided to the Company and 197,404 RSAs were issued to a consultant in exchange for executive services, and such issuances were determined to be related party transactions (see Note 12). The Company’s RSAs have service-based vesting conditions only and vest over a four-year period or vest upon grant, during which time all unvested shares are subject to forfeiture by the Company in the event the holder’s service with the Company voluntarily or involuntarily terminates.
The following table summarizes the RSA activity for the period from September 19, 2024 (inception) to December 31, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of September 19, 2024 (inception)	—	$—
Granted	296,104	1.38
Vested	(49,351)	1.38
Forfeited	—	—
Unvested balance as of December 31, 2024	246,753	$1.38
Parascent Warrant Obligation
Under the terms of the Paragon Option Agreements, Parascent will be entitled to grants of warrants to purchase in the aggregate a number of shares equal to 1.00% of the then outstanding shares of the Company’s stock, on a fully diluted basis, on December 31, 2025 and December 31, 2026, at the fair market value determined by the Board of Directors (the “Parascent Warrant Obligation”). Parascent is an entity formed by Paragon as a vehicle to hold equity in the Company in order to share profits with certain employees of Paragon. The grant dates for the issuance of warrants are expected to be December 31, 2025 and December 31, 2026 as all terms of the award, including number of shares and exercise price, will be known by all parties. Parascent’s warrant has a service inception period for the grant preceding the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. As of December 31, 2024, the estimated fair value of warrants to be granted on December 31, 2025 was $0.3 million. For the period from September 19, 2024 (inception) to December 31, 2024, $0.1 million was recognized as stock-based compensation expense related to the Parascent Warrant Obligation. The warrants expected to be granted to Parascent are liability-classified and after the initial recognition, the liability is adjusted to fair value using the Black-Scholes option-pricing model at the end of each reporting period, with changes in fair value recorded in the statement of operations and comprehensive loss.
The following table summarizes the assumptions used in calculating the fair value of the awards for the period September 19, 2024 (inception) to December 31, 2024:

Period from September 19, 2024 (Inception) to December 31, 2024
Expected term (years)	10.0
Expected volatility	96.3%
Risk-free interest rate	4.6%
Dividend yield	—
Stock-Based Compensation Expense
The following table summarizes the classification of the Company’s stock-based compensation expense in the statement of operations and comprehensive loss (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
General and administrative	$1,073
Research and development	61
$1,134
As of December 31, 2024, total unrecognized compensation cost related to the unvested stock options was $4.3 million, which is expected to be recognized over a weighted average period of approximately 3.9 years. As of December 31, 2024, total unrecognized compensation cost related to the unvested RSAs was $0.3 million, which is expected to be recognized over a weighted average period of 3.1 years. As of December 31, 2024, the unrecognized compensation cost related to the Parascent Warrant Obligation was $0.2 million, which is expected to be recognized over a weighted average period of 1.0 year.
The following table summarizes the award types of the Company’s stock-based compensation expense in the statement of operations and comprehensive loss (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
Stock options	$983
RSA	90
Parascent warrant obligation	61
$1,134